 January 24, 2006

US Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Dear Sir/Madam,

Re: J-Pacific Gold Inc. Amended 20F Annual Report

We are submitting to you an amended 20F annual report filing for fiscal year ended 2004.

Please find enclosed the amended 20F submission (jpn20f2005amended1.htm) along with the following documents:

- coverletter.htm: President's cover letter
- map1.gif: BC Property map (graphic)
- map2.jpg: Quebec Property map (graphic)
- map3.gif: California Property map (graphic)
- map3.jpg: Nevada Property map (graphic)

My contact information is as follows:

Ralph Braun
J-Pacific Gold Inc.
Suite 1440, 1166 Alberni Street
Vancouver, BC
CANADA V6E 3Z3
Telephone: 604-684-6677
Fax: 604-684-6678
email: rbraun@jpgold.com

Thank you again for your assistance with this matter.

Yours truly,
Ralph Braun
CFO
J-Pacific Gold Inc.